Regulatory Requirements (Details) - Schedule of capital requirements - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 766,038	$ 771,744
Capital Levels Maintained	5,755,506	6,285,082
Excess Net Capital	$ 4,989,467	$ 5,513,338
Percent of Requirement Maintained	751.00%	814.00%
Zhong Yang Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 383,019	$ 385,872
Capital Levels Maintained	5,107,820	5,626,013
Excess Net Capital	$ 4,724,801	$ 5,240,141
Percent of Requirement Maintained	1334.00%	1458.00%
Zhong Yang Capital Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 383,019	$ 385,872
Capital Levels Maintained	647,686	659,069
Excess Net Capital	$ 264,666	$ 273,197
Percent of Requirement Maintained	169.00%	171.00%